Annual Total Returns - Fidelity Short-Term Bond Index Fund [BarChart] - 08.31 Fidelity Short-Term Bond Index Fund PRO-05 - Fidelity Short-Term Bond Index Fund	Oct. 30, 2021
Bar Chart Table:
Annual Return, Inception Date	Oct. 18, 2017
Fidelity Short-Term Bond Index Fund
Bar Chart Table:
Annual Return 2018	1.14%
Annual Return 2019	4.95%
Annual Return 2020	4.68%